Stock Transactions And Stock-Based Compensation (Option Activity Under The Company's Stock Plans) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Options
Outstanding at beginning of year (in shares)	1.7	1.9	2.2
Granted (in shares)	0.5	0.5	0.5
Exercised (in shares)	(0.3)	(0.4)	(0.5)
Cancelled/forfeited (in shares)	(0.2)	(0.3)	(0.3)
Outstanding at end of year (in shares)	1.7	1.7	1.9
Vested and expected to vest at end of year (in shares)	1.6
Vested at end of year (in shares)	0.7
Weighted Average Exercise Price
Outstanding as of beginning of year (in USD per share)	$ 63.95	$ 52.27	$ 45.75
Granted (in USD per share)	99.41	86.06	67.56
Exercised (in USD per share)	48.25	38.49	34.54
Cancelled/forfeited (in USD per share)	78.61	60.74	59.47
Outstanding as of end of year (in USD per share)	75.43	$ 63.95	$ 52.27
Vested and expected to vest at end of year (in USD per share)	72.87
Vested at end of year (in USD per share)	$ 54.54
Weighted Average Remaining Contractual Term (in years)
Outstanding at end of year	7 years
Vested and expected to vest at end of year	7 years
Vested at end of year	5 years
Aggregate Intrinsic Value
Outstanding at end of year	$ 52.6
Vested and expected to vest at end of year	49.7
Vested at end of year	$ 31.9